Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Leases
Operating cash flows included in the measurement of lease liabilities	$ (967)	$ (874)	$ (1,786)	$ (1,659)
Non-cash lease activity related to right-of-use assets obtained in exchange for new operating lease liabilities	123	169	406	128
Other non-cash changes to ROU assets due to reassessment of the lease term	$ (130)	$ 2,305	$ 2,946